Condensed Consolidated Balance Sheets - CHF (SFr) SFr in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	SFr 3,760	SFr 4,259
Right-of-use assets	2,539	2,808
Intangible asset	50,416	50,416
Long-term financial assets	361	361
Total non-current assets	57,076	57,844
Current assets
Prepaid expenses	5,167	4,708
Accrued income	675	408
Other current receivables	303	392
Short-term financial assets	53,000	91,000
Cash and cash equivalents	40,007	31,586
Total current assets	99,152	128,094
Total assets	156,228	185,938
Shareholders' equity
Share capital	1,800	1,797
Share premium	433,699	431,323
Treasury shares	(110)	(124)
Currency translation differences	(6)	10
Accumulated losses	(296,055)	(264,015)
Total shareholders' equity	139,328	168,991
Non-current liabilities
Long-term lease liabilities	1,976	2,253
Net employee defined benefit liabilities	3,771	3,213
Total non-current liabilities	5,747	5,466
Current liabilities
Trade and other payables	1,352	929
Accrued expenses	8,818	9,417
Deferred income	430	587
Short-term lease liabilities	553	548
Total current liabilities	11,153	11,481
Total liabilities	16,900	16,947
Total shareholders' equity and liabilities	SFr 156,228	SFr 185,938